Parnassus Core Select ETF

Portfolio of Investments as of March 31, 2025 (unaudited)

Equities	Shares	Market Value ($)

Banks (3.0%)

Bank of America Corp.	14,268	595,404

Capital Markets (7.6%)

Intercontinental Exchange Inc.	4,917	848,182

S&P Global Inc.	1,305	663,070

		1,511,252

Chemicals (3.4%)

Linde plc	1,479	688,682

Commercial Services & Supplies (5.7%)

Waste Management Inc.	4,959	1,148,058

Containers & Packaging (3.0%)

Ball Corp.Ω	11,397	593,442

Diversified Financial Services (6.4%)

Fiserv Inc.[q]	2,088	461,093

Mastercard Inc., Class A	1,479	810,669

		1,271,762

Equity Real Estate Investment Trusts (3.0%)

Realty Income Corp.	10,505	609,395

Health Care Equipment & Supplies (3.1%)

Stryker Corp.	1,653	615,329

Hotels, Restaurants & Leisure (1.8%)

Marriott International Inc., Class A	1,479	352,298

Interactive Media & Services (5.8%)

Alphabet Inc., Class A	7,569	1,170,470

Life Sciences Tools & Services (4.3%)

Danaher Corp.	4,176	856,080

Machinery (5.1%)

Deere & Co.	2,175	1,020,836

Multiline Retail (7.3%)

Amazon.com Inc.[q]	7,656	1,456,631

Pharmaceuticals (3.2%)

Eli Lilly & Co.	783	646,687

Semiconductors & Semiconductor Equipment (8.9%)

Applied Materials Inc.	5,133	744,901

NVIDIA Corp.	9,657	1,046,626

		1,791,527

Software (18.1%)

Microsoft Corp.	4,907	1,842,039

Salesforce Inc.	1,827	490,294

ServiceNow Inc.[q]	469	373,390

Synopsys Inc.[q]	1,044	447,719

Workday Inc., Class Aq	2,001	467,294

		3,620,736

Specialty Retail (3.3%)

AutoZone Inc.[q]	174	663,424

Technology Hardware, Storage & Peripherals (4.8%)

Apple Inc.	4,350	966,265

Trading Companies & Distributors (1.7%)

Ferguson Enterprises Inc.	2,175	348,500

Total investment in equities (99.5%)

(cost $21,034,136)		19,926,778

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.5%)
Citibank, New York	3.68%	04/01/2025	100,021	100,021

Total short-term securities (0.5%)

(cost $100,021)				100,021

Total securities (100.0%)

(cost $21,134,157)				20,026,799

Other assets and liabilities (0.0%)				8,355

Total net assets (100.0%)				20,035,154

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

q	This security is non-income producing.

plc	Public Limited Company